Alliance
Municipal
Trust
--New York Portfolio

                                Alliance Capital [LOGO](R)

Annual Report
June 30, 2001

LETTER TO SHAREHOLDERS             Alliance Municipal Trust - New York Portfolio
================================================================================

August 22, 2001

Dear Shareholder:

We are pleased to provide you with an update of Alliance Municipal Trust-New York Portfolio for the annual reporting period ended June 30, 2001.

Since the beginning of the year, the Federal Reserve has been closely monitoring the economic slowdown, which the U.S economy has been experiencing. The stumbling of the U.S. financial markets in the first half of 2001 required the Fed to reverse the monetary policy actions of increasing interest rates, which it had become familiar in using. The rate cutting began earlier this year with the most recent seventh cut year-to-date dropping the Federal Funds rate to 3.5%, its lowest level since March 1994. The patterns evident in recent months show declining profitability and business capital spending, weak expansion of consumption, and slowing growth abroad, which continue to weigh on the economy. However, we expect to see much more concrete evidence of a positive turn in the manufacturing sector once consumers see all of the benefits from the recent decline in interest rates and the upcoming reduction in federal income taxes. Amidst all the rate cuts, the associated easing of pressures on labor and product markets is expected to keep inflation contained.

The U.S. economy's gross domestic product (GDP) report does, however, show some modest gains. The first quarter GDP showed that the economy expanded by a paltry 1.2% during the quarter. Declines in business fixed investment, inventory investment and exports continue to weigh on the economy. However, growth was helped by gains in consumer spending and strong government spending. In the second quarter, the economy prevailed and posted stronger-than-expected reports on consumption, housing and residential construction spending.

In his late-July Congressional testimony, Fed Chairman Alan Greenspan laid out a somewhat hopeful U.S. economic forecast, stating that the aggressive easing in monetary policy has helped establish the foundation for the economy to achieve maximum sustainable growth. Despite the uncertainties surrounding the current economic situation, Mr. Greenspan conveyed a sense of optimism by noting how well the U.S economy has withstood the many negative forces weighing on it. Even after the August Fed meeting reported a continuing slump in corporate profits, capital spending, and growth abroad, economic activity, including consumer spending, has held up in the face of a difficult transition toward a more sustainable pattern of expansion.

As for the U.S. financial markets, the bad news is that recent reports have highlighted the economy's most significant current problems, namely falling business investment and exports. Investment in information technology (IT) continues to tumble as businesses struggle with excess capacity and a lack of financing. Until IT investments even out, the economy will not be able to considerably rebound. The hope is that the monetary easing to date and that which we expect to come, along with tax rebates, will jumpstart the economy by year end.

We appreciate your investment in Alliance Municipal Trust-New York Portfolio and look forward to reporting further investment progress in the coming period.

Sincerely,


/s/ Ronald M. Whitehill

Ronald M. Whitehill
President

PORTFOLIO OF INVESTMENTS
June 30, 2001                      Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            MUNICIPAL BONDS-82.3%
            NEW YORK-82.3%
            Albany IDA
            (Corning Homes Project)
            Series 00
$    4,500  12/01/10 (b)............      2.60%  $   4,500,000
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series 95 AMT
     2,105  9/01/15 (b).............      2.60       2,105,000
            Albany IDA
            (Davies Office
            Refurbishing Inc.)
            Series 97 AMT
     1,695  2/01/17 (b).............      2.60       1,695,000
            Albany IDA
            (Institute of History & Art)
            Series 99A
     1,130  6/01/04 (b).............      2.50       1,130,000
            Chautauqua County BAN
            Series 00
     8,000  7/12/01.................      4.41       8,000,576
            Highland Central School
            District BAN
            Series 00
     9,000  8/14/01.................      4.46       9,002,593
            Islip IDA
            (Radiation Dynamics)
            Series 88A AMT
     5,000  1/01/09 (b).............      3.05       5,000,000
            Jay Street Development
            Corp.
            (Jay Street Project)
            Series 01 A-3
    11,500  5/01/21 (b).............      2.40      11,500,000
            Long Island
            Power Authority
            (Electric Systems
            Subordinated Revenue)
            Series 01-2A
    18,100  5/01/33 (b).............      2.45      18,100,000
            New York City GO
            Series 95F-3
     7,300  2/15/13 (b).............      2.55       7,300,000
            New York City GO
            Series 95F-4
     7,520  2/15/20 (b).............      2.50       7,520,000
            New York City GO
            Series 95F-6
     7,300  2/15/18 (b).............      2.55       7,300,000
            New York City GO
            Series 96J-3
    25,000  2/15/16 (b).............      2.50      25,000,000
            New York City GO
            Series F-2
     7,700  2/15/12 (b).............      2.50       7,700,000
            New York City
            Health & Hospital
            Revenue
            (Health Systems)
            Series 97A
     4,050  2/15/26 (b).............      2.50       4,050,000
            New York City
            Health & Hospital
            Revenue
            (Health Systems)
            Series C
     3,840  2/15/26 (b).............      2.50       3,840,000
            New York City
            Health & Hospital
            Revenue
            Series 97F
     6,600  2/15/26 (b).............      2.50       6,600,000
            New York City Housing
            Development Corp. MFHR
            (15th St. Development)
            Series 00A AMT
     8,000  12/01/33 (b)............      2.60       8,000,000
            New York City Housing
            Development Corp. MFHR
            (Ogden Avenue Project)
            Series 00A AMT
     3,000  6/01/32 (b).............      2.60       3,000,000
            New York City Housing
            Development Corp. MFHR
            (Upper 5th Avenue
            Project)
            Series A
       900  1/01/16 (b).............      2.85         900,000
            New York City Housing
            Development Corp. MFHR
            (West 54th Street)
            Series 99A AMT
    24,675  12/01/32 (b)............      2.60      24,675,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            New York City Housing
            Development Corp. MFHR
            (Westmont Apartments)
            Series 00A
$   13,300  7/01/30 (b).............      2.60%  $  13,300,000
            New York City IDA
            (Columbia Grammar &
            Preparatory School)
            Series 00
     6,900  9/30/31 (b).............      2.65       6,900,000
            New York City IDA
            (Council on International
            Educational Exchange)
            Series 00
     3,660  2/01/20 (b).............      2.73       3,660,000
            New York City IDA
            (Korean Airlines Co.)
            Series 97A AMT
    33,800  11/01/24 (b)............      2.65      33,800,000
            New York City IDA
            (Korean Airlines Co.)
            Series 97B AMT
     7,900  11/01/24 (b)............      2.65       7,900,000
            New York City IDA
            (Korean Airlines Co.)
            Series 97C AMT
     6,400  11/01/24 (b)............      2.65       6,400,000
            New York City
            Transitional Authority
            (Future Tax Secured)
            Series 01A
    10,930  2/15/30 (b).............      2.55      10,930,000
            New York City
            Transitional Authority
            (Future Tax Secured)
            Series 01B
     5,300  2/01/31 (b).............      3.10       5,300,000
            New York City
            Transitional Authority
            (Future Tax Secured)
            Series 99 A-2
    15,000  11/15/21 (b)............      2.45      15,000,000
            New York City
            Transitional Authority
            (Future Tax Secured)
            Series 99 B-1
     9,000  11/01/27 (b)............      3.20       9,000,000
            New York City Water
            Finance Authority
            (Water & Sewer System
            Revenue)
            FGIC Series 95A
     5,600  6/15/25 (b).............      3.10       5,600,000
            New York State
            Dormitory Authority
            Revenue
            (Cornell University)
            Series 00A
     8,000  7/01/29 (b).............      2.60       8,000,000
            New York State
            Dormitory Authority
            Revenue
            (Cornell University)
            Series 00B
    29,180  7/01/30 (b).............      2.60      29,180,000
            New York State
            Dormitory Authority
            Revenue
            (Glen Eddy Inc.)
            Series 00
     5,600  7/01/29 (b).............      2.65       5,600,000
            New York State ERDA
            (Con Edison Co. of
            New York)
            Series 01 A-l AMT
    27,700  6/01/36 (b).............      2.60      27,700,000
            New York State ERDA
            (Con Edison Co. of
            New York)
            Series 01 A-2 AMT
     5,300  6/01/36 (b).............      2.70       5,300,000
            New York State ERDA
            (Niagara Mohawk Corp.)
            AMT
     5,000  7/01/27 (b).............      3.30       5,000,000
            New York State HFA MFHR
            (101 West End Avenue
            Project)
            Series 98A AMT
    15,000  11/01/31 (b)............      2.60      15,000,000
            New York State HFA MFHR
            (101 West End Avenue
            Project)
            Series 99A AMT
    27,350  11/01/31 (b)............      2.60      27,350,000

PORTFOLIO OF INVESTMENTS
(continued)                        Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            New York State HFA
            MFHR
            (150 East 44th Street
            Project)
            Series 00A AMT
$   30,500  11/01/32 (b)............      2.60%  $  30,500,000
            New York State HFA
            MFHR
            (240 East 39th Street -
            Saxony Apts.)
            Series 97A AMT
    38,600  5/15/30 (b).............      2.55      38,600,000
            New York State HFA
            MFHR
            (345 East 94th Street
            Housing)
            Series 99A AMT
     3,800  11/01/31 (b)............      2.50       3,800,000
            New York State HFA
            MFHR
            (66 West 38th Street)
            Series 01A AMT
     4,600  11/01/33 (b)............      2.50       4,600,000
            New York State HFA
            MFHR
            (Normandie Project)
            Series A AMT
     3,150  11/01/29 (b)............      2.55       3,150,000
            New York State HFA
            MFHR
            (Theatre Row Tower
            Housing)
            Series 00A AMT
    12,000  11/01/32 (b)............      2.55      12,000,000
            New York State HFA
            MFHR
            (Worth Street Housing)
            Series 01A AMT
    10,000  11/01/33 (b)............      2.55      10,000,000
            New York State
            Local Government
            Assistance Corp.
            Series 93A
    14,050  4/01/22 (b).............      2.40      14,050,000
            New York State
            Local Government
            Assistance Corp.
            Series 94B
     6,700  4/01/23 (b).............      2.40       6,700,000
            New York State
            Local Government
            Assistance Corp.
            Series 95B
    16,370  4/01/25 (b).............      2.45      16,370,000
            New York State
            Local Government
            Assistance Corp.
            Series 95C
     7,470  4/01/25 (b).............      2.45       7,470,000
            New York State
            Local Government
            Assistance Corp.
            Series 95G
     8,400  4/01/25 (b).............      2.35       8,400,000
            New York State
            Power Authority
            Subseries 1
    29,800  2/15/21 (b).............      2.45      29,800,000
            Oneida County IDA
            (Champion Home
            Builders Co.)
            Series 99
     6,820  6/01/29 (b).............      2.80       6,820,000
            Ontario County IDA
            (Ultrafab Inc.)
            Series 95 AMT
     1,800  12/01/15 (b)............      2.85       1,800,000
            Port Authority of
            New York & New Jersey
            (Versatile Structure OB-6)
            AMT
    16,200  12/01/17 (b)............      3.30      16,200,000
            Red Hook Central
            School District BAN
            Series 00
     9,500  9/28/01.................      4.38       9,506,208
            Rensselaer County IDA
            (Rensselaer Polytechnic
            Institute Project)
            Series 97A
     3,825  2/01/22 (b).............      2.55       3,825,000
            Southeast IDA
            (The Rawplug Project)
            Series 96 AMT
     2,000  5/01/21 (b).............      2.55       2,000,000
            St. Lawrence County
            IDA
            (Reynolds Metal Project)
            Series 95 AMT
     2,000  5/01/25 (b).............      2.50       2,000,000

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

 Principal
  Amount
   (000)    Security(a)                  Yield           Value
--------------------------------------------------------------------------------
            St. Lawrence County
            IDA PCR
            (Alcoa)
            Series 99B
$    2,500  1/01/22 (b).............      3.02%  $   2,500,000
            Suffolk County IDA
            (ADP Inc. Project)
            Series 97
     3,285  4/01/18 (b).............      3.45       3,285,000
            Suffolk County IDA
            (Bio-Botanica Inc.)
            Series 99
     4,200  12/01/19 (b)............      2.76       4,200,000
            Triborough Bridge &
            Tunnel Authority
            (Special Obligation)
            FSA Series 00A
     8,950  1/01/31 (b).............      2.50       8,950,000
            Triborough Bridge &
            Tunnel Authority
            (Special Obligation)
            FSA Series 00B
    15,000  1/01/31 (b).............      2.50      15,000,000
            Triborough Bridge &
            Tunnel Authority
            (Special Obligation)
            FSA Series 00C
    14,100  1/01/31 (b).............      2.35      14,100,000
            Warren & Washington
            Counties
            (Glen at Hiland Meadows
            Project)
            Series 00
     8,405  12/15/30 (b)............      2.65       8,405,000
            Westchester County IDA
            (Hebrew Hospital
            Senior Housing, Inc.
            Meadows)
            Series 00B
    12,600  7/01/10 (b).............      2.55      12,600,000
            Westchester County IDA
            (Music Conservatory
            of Westchester)
            Series 99
     4,500  7/01/29 (b).............      2.55       4,500,000
            Westchester County IDA
            (Rye Country Day School)
            Series 99
     5,000  5/01/04 (b).............      2.55       5,000,000
     4,800  5/01/29 (b).............      2.55       4,800,000
            Yates County IDA
            (Keuka College Project)
            Series 00A
     2,000  9/01/20 (b).............      2.60       2,000,000
                                                 -------------
            Total Municipal Bonds
            (amortized cost
            $720,769,377)...........               720,769,377
                                                 -------------
            COMMERCIAL
            PAPER-12.5%
            NEW YORK-12.5%
            Metropolitan Transit
            Authority BAN
            (Transit Facility
            Special Obligation)
            Series CP-1B
    10,000  7/31/01.................      2.65      10,000,000
    10,000  7/26/01.................      3.15      10,000,000
            New York City
            Municipal
            Water Authority
            Series 5
    23,700  9/27/01.................      2.71      23,700,000
            New York State GO
            (Environmental Quality)
            Series 98A
    30,300  8/08/01.................      2.90      30,300,000
    10,000  8/08/01.................      2.96      10,000,000
            New York State
            Power Authority
            Series 1
     4,200  9/10/01.................      2.90       4,200,000
            New York Thruway
            Authority
            Series 00 CP-1
     6,000  7/26/01.................      2.96       6,000,000
    15,000  7/26/01.................      3.10      15,000,000
                                                 -------------
            Total Commercial Paper
            (amortized cost
            $109,200,000)...........               109,200,000
                                                 -------------

PORTFOLIO OF INVESTMENTS
(continued)                        Alliance Municipal Trust - New York Portfolio
================================================================================

                                                         Value
--------------------------------------------------------------------------------
            TOTAL
            INVESTMENTS-94.8%
            (amortized cost
            $829,969,377)...........             $ 829,969,377
            Other assets less
            liabilities-5.2%........                45,526,645
                                                 -------------
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            875,559,968 shares
            outstanding)............             $ 875,496,022
                                                 =============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMT  - Alternative Minimum Tax
      BAN  - Bond Anticipation Note
      ERDA - Energy Research & Development Authority
      FGIC - Financial Guaranty Insurance Company
      FSA  - Financial Security Assurance, Inc.
      GO   - General Obligation
      HFA  - Housing Finance Agency/Authority
      IDA  - Industrial Development Authority
      MFHR - Multi-Family Housing Revenue
      PCR  - Pollution Control Revenue

      See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES
June 30, 2001                      Alliance Municipal Trust - New York Portfolio
================================================================================

ASSETS
   Investments in securities, at value (cost $829,969,377) ...    $ 829,969,377
   Cash ......................................................        2,442,795
   Receivable for investments sold ...........................       40,245,000
   Interest receivable .......................................        3,755,316
   Receivable for shares of beneficial interest sold .........          901,653
                                                                  -------------
   Total assets ..............................................      877,314,141
                                                                  -------------
LIABILITIES
   Payable for shares of beneficial interest redeemed ........        1,157,245
   Advisory fee payable ......................................          310,593
   Distribution fee payable ..................................          181,104
   Accrued expenses ..........................................          169,177
                                                                  -------------
   Total liabilities .........................................        1,818,119
                                                                  -------------
NET ASSETS ...................................................    $ 875,496,022
                                                                  =============

COMPOSITION OF NET ASSETS
   Paid in capital ...........................................    $ 875,516,570
   Accumulated net realized loss on investment transactions ..          (20,548)
                                                                  -------------
                                                                  $ 875,496,022
                                                                  =============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended June 30, 2001           Alliance Municipal Trust - New York Portfolio
================================================================================

INVESTMENT INCOME
   Interest.........................................................................                            $      32,840,905
EXPENSES
   Advisory fee (Note B)............................................................      $       4,404,396
   Distribution assistance and administrative service (Note C)......................              3,559,297
   Transfer agency (Note B).........................................................                506,706
   Custodian fees...................................................................                183,632
   Printing.........................................................................                108,363
   Registration fees................................................................                 48,927
   Audit and legal fees.............................................................                 33,348
   Trustees' fees...................................................................                  2,500
   Miscellaneous....................................................................                 13,260
                                                                                          -----------------
   Total expenses...................................................................              8,860,429
   Less: expense reimbursement......................................................                (51,641)
                                                                                          -----------------
   Net expenses.....................................................................                                    8,808,788
                                                                                                                -----------------
NET INCREASE IN NET ASSETS FROM OPERATIONS..........................................                            $      24,032,117
                                                                                                                =================

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN
NET ASSETS                         Alliance Municipal Trust - New York Portfolio
================================================================================

                                                                                             Year Ended            Year Ended
                                                                                            June 30, 2001         June 30, 2000
                                                                                         ===================   ===================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income............................................................      $      24,032,117     $      17,736,039
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income............................................................            (24,032,117)          (17,736,039)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E)............................................................            144,726,777           146,538,578
                                                                                          -----------------     -----------------
   Total increase...................................................................            144,726,777           146,538,578
NET ASSETS
   Beginning of period..............................................................            730,769,245           584,230,667
                                                                                          -----------------     -----------------
   End of period....................................................................      $     875,496,022     $     730,769,245
                                                                                          =================     =================

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2001                      Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2001, the reimbursement amounted to $51,641.

The Portfolio compensates Alliance Global Investor Services, Inc., (formerly, Alliance Fund Services, Inc.) a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $239,967 for the year ended June 30, 2001.

For the year ended June 30, 2001, the Portfolio's expenses were reduced by $17,304 under an expense offset arrangement with Alliance Global Investor Services, Inc.

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2001, the distribution fee amounted to $2,202,198. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2001, such payments by the Portfolio amounted to $1,357,099 a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At June 30, 2001, capital paid-in aggregated $875,516,570. Transactions, all at $1.00 per share, were as follows:

                                                                         Year Ended            Year Ended
                                                                           June 30,              June 30,
                                                                             2001                  2000
                                                                      ===================   ===================
Shares sold.......................................................         2,200,364,768         1,974,622,345
Shares issued on reinvestments of dividends.......................            24,032,117            17,736,039
Shares redeemed...................................................        (2,079,670,108)       (1,845,819,806)
                                                                       -----------------     -----------------
Net increase......................................................           144,726,777           146,538,578
                                                                       =================     =================

FINANCIAL HIGHLIGHTS               Alliance Municipal Trust - New York Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                                    Year Ended June 30,
                                                         =======================================================================
                                                             2001           2000           1999          1998           1997
                                                         =============  ============  =============  ============= =============
Net asset value, beginning of period..................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            -------       -------        -------        ------        -------
Income From Investment Operations
Net investment income (a).............................         .027          .027           .022          .027           .027
                                                            -------       -------        -------        ------        -------
Less: Dividends
Dividends from net investment income .................        (.027)        (.027)         (.022)        (.027)         (.027)
                                                            -------       -------        -------        ------        -------
Net asset value, end of period........................      $  1.00       $  1.00        $  1.00        $ 1.00        $  1.00
                                                            =======       =======        =======        ======        =======
Total Return
Total investment return based on net asset value (b)..         2.78%         2.69%          2.24%         2.74%          2.77%

Ratios/Supplemental Data
Net assets, end of period (000's omitted).............     $875,496      $730,769       $584,231      $520,562       $355,461
Ratio to average net assets of:
   Expenses, net of waivers and reimbursements........         1.00%         1.00%          1.00%          .93%           .85%
   Expenses, before waivers and reimbursements........         1.01%         1.02%          1.04%         1.01%          1.04%
   Net investment income (a)..........................         2.73%         2.67%          2.21%         2.69%          2.73%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

REPORT OF INDEPENDENT ACCOUNTANTS  Alliance Municipal Trust - New York Portfolio
================================================================================

To the Board of Trustees and Shareholders of Alliance Municipal Trust - New York Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the Portfolio of Investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Municipal Trust - New York Portfolio (the "Fund") at June 30, 2001, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended June 30, 1999 were audited by other independent accountants whose report dated July 23, 1999, expressed an unqualified opinion on those statements.


PricewaterhouseCoopers LLP
New York, New York
August 10, 2001

                                   Alliance Municipal Trust - New York Portfolio
================================================================================

Alliance Municipal Trust

1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
Patricia Ittner, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

                      (This page left intentionally blank.)

Alliance Municipal Trust - New York Portfolio

1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |4| |9| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTNYAR601